Pacer Trendpilot 100 ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 57.8%	Shares	Value
Communication Services - 9.2%
Alphabet, Inc. - Class A	115,891	$23,644,082
Alphabet, Inc. - Class C	109,762	22,567,067
Charter Communications, Inc. - Class A (a)(b)	6,940	2,397,701
Comcast Corp. - Class A	186,263	6,269,612
Electronic Arts, Inc.	12,803	1,573,617
Meta Platforms, Inc. - Class A	43,240	29,800,143
Netflix, Inc. (a)	20,859	20,374,237
Take-Two Interactive Software, Inc. (a)	8,778	1,628,407
T-Mobile US, Inc.	56,627	13,192,392
Trade Desk, Inc. - Class A (a)	21,945	2,604,433
Warner Bros Discovery, Inc. (a)	122,991	1,284,026
		125,335,717

Consumer Discretionary - 8.8%
Airbnb, Inc. - Class A (a)	21,121	2,770,442
Amazon.com, Inc. (a)	208,554	49,569,115
Booking Holdings, Inc.	1,621	7,679,585
DoorDash, Inc. - Class A (a)	18,985	3,584,937
Lululemon Athletica, Inc. (a)(b)	5,743	2,378,751
Marriott International, Inc.	13,565	3,941,853
MercadoLibre, Inc. (a)	2,480	4,767,031
O'Reilly Automotive, Inc. (a)	2,817	3,646,381
PDD Holdings, Inc. - ADR (a)(b)	32,590	3,647,147
Ross Stores, Inc.	16,197	2,438,620
Starbucks Corp.	55,328	5,957,719
Tesla Motors, Inc. (a)	71,943	29,108,138
		119,489,719

Consumer Staples - 3.2%
Coca-Cola Europacific Partners PLC	23,026	1,808,692
Costco Wholesale Corp.	21,624	21,188,925
Keurig Dr Pepper, Inc.	66,196	2,124,892
Mondelez International, Inc.	65,251	3,783,905
Monster Beverage Corp. (a)	47,453	2,311,436
PepsiCo, Inc.	66,954	10,089,298
The Kraft Heinz Co.	60,400	1,802,336
		43,109,484

Energy - 0.3%
Baker Hughes Co.	48,292	2,230,124
Diamondback Energy, Inc.	14,250	2,342,130
		4,572,254

Financials - 0.3%
PayPal Holdings, Inc. (a)	48,919	4,333,245

Health Care - 3.0%
Amgen, Inc.	26,232	7,487,137
AstraZeneca PLC - ADR	28,420	2,010,999
Biogen, Inc. (a)	7,308	1,051,840
DexCom, Inc. (a)	19,511	1,694,140
GE HealthCare Technologies, Inc.	22,826	2,015,536
Gilead Sciences, Inc.	60,819	5,911,607
IDEXX Laboratories, Inc. (a)	4,095	1,728,295
Intuitive Surgical, Inc. (a)	17,383	9,940,990
Regeneron Pharmaceuticals, Inc. (a)	5,276	3,550,643
Vertex Pharmaceuticals, Inc. (a)	12,566	5,801,471
		41,192,658

Industrials - 2.7%
Automatic Data Processing, Inc.	19,878	6,023,233
Axon Enterprise, Inc. (a)	3,720	2,426,110
Cintas Corp.	19,686	3,948,421
Copart, Inc. (a)	47,013	2,723,463
CSX Corp.	94,106	3,093,264
Fastenal Co.	27,953	2,047,278
Honeywell International, Inc.	31,731	7,098,859
Old Dominion Freight Line, Inc.	10,420	1,934,056
PACCAR, Inc. (b)	25,590	2,837,419
Paychex, Inc. (b)	17,564	2,593,676
Verisk Analytics, Inc.	6,888	1,979,887
		36,705,666

Information Technology - 28.6%(c)
Adobe, Inc. (a)	21,485	9,398,613
Advanced Micro Devices, Inc. (a)	79,186	9,181,617
Analog Devices, Inc.	24,216	5,131,128
ANSYS, Inc. (a)	4,367	1,530,633
Apple, Inc.	299,807	70,754,452
Applied Materials, Inc.	40,229	7,255,300
AppLovin Corp. - Class A (a)	14,580	5,388,622
ARM Holdings PLC - ADR (a)(b)	6,375	1,017,131
ASML Holding NV	4,332	3,202,691
Atlassian Corp. - Class A (a)	7,885	2,418,960
Autodesk, Inc. (a)	10,491	3,266,268
Broadcom, Inc.	153,216	33,902,104
Cadence Design System, Inc. (a)	13,388	3,984,537
CDW Corp.	6,656	1,325,476
Cisco Systems, Inc.	194,344	11,777,246
Cognizant Technology Solutions Corp. - Class A	24,191	1,998,419
Crowdstrike Holdings, Inc. - Class A (a)	11,411	4,542,377
Datadog, Inc. - Class A (a)	15,288	2,181,750
Fortinet, Inc. (a)	37,403	3,773,215
GlobalFoundries, Inc. (a)(b)	27,607	1,144,862
Intel Corp. (b)	210,463	4,089,296
Intuit, Inc.	13,662	8,217,830
KLA Corp.	6,525	4,817,016
Lam Research Corp.	62,791	5,089,211
Marvell Technology, Inc.	42,264	4,769,915
Microchip Technology, Inc.	26,824	1,456,543
Micron Technology, Inc.	54,360	4,959,806
Microsoft Corp.	147,464	61,206,408
MicroStrategy, Inc. - Class A (a)(b)	8,930	2,989,675
MongoDB, Inc. (a)	3,693	1,009,371
NVIDIA Corp.	485,738	58,322,562
NXP Semiconductors NV	12,405	2,587,063
ON Semiconductor Corp. (a)	21,277	1,113,638
Palantir Technologies, Inc. - Class A (a)	106,410	8,777,761
Palo Alto Networks, Inc. (a)	32,022	5,905,497
QUALCOMM, Inc.	54,210	9,374,535
Roper Technologies, Inc.	5,238	3,015,255
Synopsys, Inc. (a)	7,504	3,943,202
Texas Instruments, Inc.	44,519	8,218,653
Workday, Inc. - Class A (a)	10,397	2,724,638
Zscaler, Inc. (a)	7,668	1,553,460
		387,316,736

Materials - 0.8%
Linde PLC	23,240	10,367,829

Real Estate - 0.1%
CoStar Group, Inc. (a)	20,485	1,569,151

Utilities - 0.8%
American Electric Power Co., Inc.	25,992	2,556,573
Constellation Energy Corp.	15,262	4,578,295
Exelon Corp.	49,032	1,961,280
Xcel Energy, Inc.	28,027	1,883,414
		10,979,562
TOTAL COMMON STOCKS (Cost $511,409,386)		784,972,021
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC - 4.49% (d)	70,514,573	70,514,573
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $70,514,573)		70,514,573

U.S. TREASURY BILLS - 42.0%	Par
4.45%, 02/13/2025 (e)	58,000,000	57,931,568
4.46%, 02/20/2025 (b)(e)	492,000,000	491,013,978
4.26%, 04/03/2025 (e)	20,400,000	20,259,190
		569,204,736
TOTAL U.S. TREASURY BILLS (Cost $569,024,106)		569,204,736

TOTAL INVESTMENTS - 105.0% (Cost $1,150,948,065)		1,424,691,330
Liabilities in Excess of Other Assets - (5.0)%		(67,962,839)
TOTAL NET ASSETS - 100.0%		$1,356,728,491
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $68,888,734 which represented 5.1% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(e)	The rate shown is the annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer Trendpilot 100 ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$784,972,021	$–	$–	$784,972,021
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	70,514,573
U.S. Treasury Bills	–	569,204,736	–	569,204,736
Total Investments	$784,972,021	$569,204,736	$–	$1,424,691,330

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $70,514,573 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.